Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,	June 30,
	2019	2020
Equipment	$930	$991
Furniture and fixtures	1,725	1,725
Company vehicles	1,151	1,151
Leasehold improvements	6,556	6,584
Internal-use software	4,406	8,012
Other	2,580	2,624

	17,348	21,087
Accumulated depreciation and amortization	(9,520)	(11,304)

Property and equipment, net	$7,828	$9,783

Depreciation and amortization expense was $0.6 million and $1.0 million for the three months ended June 30, 2019 and 2020, respectively, and $1.3 million and $1.8 million for the six months ended June 30, 2019 and 2020, respectively. Depreciation and amortization expense of $0.1 million was included within “Cost of sales” in the condensed consolidated statements of operations for the three and six months ended June 30, 2019. For the three and six months ended June 30, 2020, depreciation and amortization expense included within “Cost of sales” was immaterial.

5. Property and Equipment, Net

Property and equipment, net consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Equipment	$866	$930
Furniture and fixtures	1,837	1,725
Company vehicles	1,494	1,151
Leasehold improvements	7,297	6,556
Internal-use software	1,460	4,406
Other	1,982	2,580

	14,936	17,348
Accumulated depreciation and amortization	(7,263)	(9,520)

Property and equipment, net	$7,673	$7,828

Depreciation and amortization expense was $3.5 million and $2.8 million for the years ended December 31, 2018 and 2019, respectively, of which $0.1 million is included within “Cost of sales” in the consolidated statements of operations for each of the years ended December 31, 2018 and 2019.